SUPPLEMENT DATED AUGUST 5, 2016 TO THE PROSPECTUS

OF VANECK VECTORS ETF TRUST

Dated September 1, 2015 (as amended and restated on February 1, 2016) (as supplemented)

This Supplement updates certain information contained in the above-dated Prospectus for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors ChinaAMC China Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective July 29, 2016, David Lai, a portfolio manager of China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), was replaced as a portfolio manager for the Fund by Charlie Hu. Accordingly, the Prospectus is supplemented as follows:

1.	The section of the Prospectus titled “Summary Information – Portfolio Management – Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser	Date Began Managing the Fund
Charlie Hu	Portfolio Manager	July 2016

Name	Title with Adviser	Date Began Managing the Fund
Francis G. Rodilosso	Portfolio Manager	November 2014
Eric Isenberg	Portfolio Manager	February 2016

2.	The section of the Prospectus titled “Management of the Fund – Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Mr. Hu joined the Sub-Adviser as a portfolio manager in May 2016. Prior to joining the Sub-Adviser, Mr. Hu worked as credit trader and credit analyst between 2011 and 2016 at Morgan Stanley (Asia), where he mainly focused on trading and research activity on Greater China USD bond market.

Mr. Rodilosso has been employed by the Adviser as a portfolio manager since March 2012. Mr. Rodilosso graduated from Princeton University in 1990 with a Bachelor of Arts and from the Wharton School of Business in 1993 with a Masters of Business Administration. Prior to joining the Adviser, Mr. Rodilosso was Managing Director, Global Emerging Markets at The Seaport Group (January 2010 to March 2012), Founding Partner of Soundbrook Capital, LLC (June 2008 to December 2009) and Managing Director, Portfolio Manager and Head of Risk Management at Greylock Capital Management (2001 to 2008). Mr. Rodilosso serves as a portfolio manager of other funds of the Trust.

Mr. Isenberg has been employed by the Adviser since September 2015. Prior to joining the Adviser, Mr. Isenberg served as Americas Head of Index Products at Credit Suisse (February 2011 to September 2015), where he was responsible for the development and publication of benchmark and systematic investment strategies across asset classes. He was previously Head of Fixed Income Index Products (October 2008 to February 2011) and Head of Bond Indices (May 2006 to October 2008) at Credit Suisse. Mr. Isenberg graduated from Binghamton University in 2001 with a Bachelor of Science in Computer Science and Economics.

See the Fund’s SAI for additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and their respective ownership of Shares of the Fund.

Please retain this supplement for future reference.

SUPPLEMENT DATED AUGUST 5, 2016 TO THE SUMMARY PROSPECTUS

OF VANECK VECTORS ETF TRUST

Dated September 1, 2015 (as revised on February 1, 2016 and May 1, 2016)

This Supplement updates certain information contained in the above-dated Summary Prospectus for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors ChinaAMC China Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Summary Prospectus free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective July 29, 2016, David Lai, a portfolio manager of China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), was replaced as a portfolio manager for the Fund by Charlie Hu. Accordingly, the Summary Prospectus is supplemented as follows:

The section of the Prospectus titled “Portfolio Management – Portfolio Managers” is hereby deleted in its entirety and replaced with the following:

Portfolio Managers. The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

Name	Title with Sub-Adviser	Date Began Managing the Fund
Charlie Hu	Portfolio Manager	July 2016

Name	Title with Adviser	Date Began Managing the Fund
Francis G. Rodilosso	Portfolio Manager	November 2014
Eric Isenberg	Portfolio Manager	February 2016

Please retain this supplement for future reference.

SUPPLEMENT DATED AUGUST 5, 2016 TO THE

STATEMENT OF ADDITIONAL INFORMATION

OF VANECK VECTORS ETF TRUST

Dated September 1, 2015 (as amended and restated on February 1, 2016) (as supplemented)

This Supplement updates certain information contained in the above-dated Statement of Additional Information for VanEck Vectors ETF Trust (the “Trust”) regarding VanEck Vectors ChinaAMC China Bond ETF (the “Fund”), a series of the Trust. You may obtain copies of the Fund’s Statement of Additional Information free of charge, upon request, by calling toll-free 1.800.826.2333 or by visiting the VanEck website at www.vaneck.com.

Effective July 29, 2016, David Lai, a portfolio manager of China Asset Management (Hong Kong) Limited (the “Sub-Adviser”), was replaced as a portfolio manager for the Fund by Charlie Hu. Accordingly, the Statement of Additional Information is supplemented as follows:

1.	The information respecting David Lai in the section of the Statement of Additional Information titled “Management – Other Accounts Managed by the Portfolio Managers – China Asset Management (Hong Kong) Limited (relating to VanEck Vectors ChinaAMC China Bond ETF only)” is hereby deleted in its entirety and replaced with the following:

As of the date indicated below, Mr. Hu managed the following other accounts:

Name of Portfolio Manager	Other Accounts Managed (As of May 31, 2016)			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Charlie Hu	Registered investment companies	0	$0	0	$0
	Other pooled investment vehicles	0	$0	0	$0
	Other accounts	1	$10,475,983	0	$0

Mr. Hu manages other funds and mandates, including certain ETFs that have similar investment strategies to VanEck Vectors ChinaAMC China Bond ETF, which may create conflicts of interest with respect to portfolio management decisions and execution. Mr. Hu expects to manage VanEck Vectors ChinaAMC China Bond ETF and the ETFs that have similar investment strategies to VanEck Vectors ChinaAMC China Bond ETF in accordance with his duties with respect to portfolio management decisions and execution.

2.	The information respecting David Lai in the section of the Statement of Additional Information titled “Management – Portfolio Manager Share Ownership” is hereby deleted in its entirety and replaced with the following:

The portfolio holdings of Mr. Hu, the portfolio manager employed by the Sub-Adviser, as of May 31, 2016 are shown below.

Fund	None	$1 to $10,000	$10,001 to $50,000	$50,001 to $100,000	$100,001 to $500,000	$500,001 to $1,000,000	Over $1,000,000
Charlie Hu
VanEck Vectors ChinaAMC China Bond ETF	X

Please retain this supplement for future reference.